Leases - Future Minimum Commitments Chartered-in Vessels (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Future minimum commitments, net of commissions under chartered-in vessels
Charter hire expense for chartered-in pushboats and barges	$ 114	$ 1,564	$ 1,521
Rent expense for office space	702	$ 677	$ 720
Chartered-in vessels
Future minimum commitments, net of commissions under chartered-in vessels
Total minimum commitments, net of commissions	$ 0